INCOME TAXES (Schedule of Reconciliation of Statutory Federal Rate to Effective Income Tax Rate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. federal income tax rate	$ (1,647,000)	$ (1,503,000)
State tax, net of federal tax effect	(436,000)	(398,000)
Non-deductible share-based compensation	$ 961,000	91,000
Other non-deductible		17,000
Change in valuation allowance	$ 1,122,000	$ 1,793,000
Total
Income tax benefit at U.S. federal income tax rate	(34.00%)	(34.00%)
State tax, net of federal tax effect	(9.00%)	(9.00%)
Non-deductible share-based compensation	20.00%	2.00%
Other non-deductible
Change in valuation allowance	23.00%	41.00%
Total